RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2015
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

6. RELATED PARTY TRANSACTIONS

        During the nine-month ended September 30, 2014 and 2015, significant related party transactions were as follows:

	Nine-month period end September 30, 2014	Nine-month period end September 30, 2015
	RMB	RMB
Commissions from Homeinns(a)	23,627,724	25,835,347
Commissions from Hanting(a)	14,922,688	10,156,186
Commissions from Tujia(a)	—	3,517,066
Shareholders' loan and interest to Skyseas(c)	—	11,347,199
Entrusted loan and interest to Tujia(b)	—	73,482,082
Entrusted loan and interest to a technology company focusing on hotel customer reviews(b)	694,577	—
Commissions to Skyseas(d)	—	151,768,047
Commissions to LY.com(d)	—	53,560,593
Commissions to Tujia(d)	—	8,447,943
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited ("Ananda")(e)	23,695,089	9,143,324

(a)

The Company's hotel supplier, Homeinns has two directors in common with the Company. Homeinns closed the acquisition of Motel 168 International Holdings Limited ("Motel 168") on September 30, 2011 and consolidated its financial results thereafter. Commissions from Homeinns presented above include the commissions from Motel 168 starting from October 1, 2011 to December 31, 2014. Another hotel supplier, Hanting, has a director in common with the Company and a director who is a family member of one of our officers. In May 2012, the Company sold 51% equity interest of Starway Hong Kong to Hanting with a total consideration of RMB17.1 million and deconsolidated Starway Hong Kong upon the closing of the deal. On November 30, 2013, Hanting further acquired 49% equity interest of Starway Hong Kong from the Company with a total consideration of RMB16.5 million. The remaining purchase price of RMB12.25 million will be paid in a 3-year installment plan. From then on, the Company does not directly hold any equity interest of Starway Hong Kong. Commissions from Hanting presented above include the commissions from Starway Hong Kong starting from December 1, 2013 to December 31, 2013. Homeinns, Hanting and Tujia have entered into agreements with us, respectively, to provide hotel rooms for our customers. Commissions from Homeinns, Hanting and Tujia for the nine-month periods ended September 30, 2014 and 2015 are presented as above.

(b)

In September 2013, the Company entered into agreements with a technology company focusing on hotel customer reviews to provide entrusted loan of RMB13 million. The entrusted loan has a one-year maturity period. In March 2015, the Company entered into agreements with Tujia to provide entrusted loan of RMB72 million. The entrusted loan has a one-year maturity period. The balance of entrusted loan together with the interest to the technology company focusing on hotel customer reviews, eHi and Tujia for the year ended September 30, 2015 is presented as above.

(c)

As of September 30, 2015, the Company provided shareholder's loan of US$80 million to Skyseas. The interest rate is 3% per annum currently and shall be subject to annual review and adjustment with mutual consent. The loan is guaranteed by a vessel mortgage and shall be paid back by installments through 2020. The balance of the loan together with the interest for the year ended September 30, 2015 is presented as above.

(d)

In April, 2014, the Company purchased a minority stake of LY.com. The Company has entered into agreements to provide hotel rooms to LY.com and Tujia. Commissions to LY.com starting from April, 2014 to September 30, 2015, commissions to Tujia from August, 2015 to September 30, 2015 and commissions to Skyseas for the nine-month periods ended September 30, 2015 are presented as above.

(e)	The Company's tour package supplier, Ananda is an associate of Wing On Travel. Tour package purchase from Ananda for the nine-month periods ended September 30, 2014 and 2015 is presented as above.

        As of December 31, 2014 and September 30, 2015, significant balances with related parties were as follows:

	December 31, 2014	September 30, 2015
	RMB	RMB
Due from related parties, current:
Due from Tujia	—	155,134,023
Due from Skyseas	—	78,525,741
Due from HK Skysea Investment	—	31,675,000
Due from Hanting	6,402,931	8,898,351
Due from Homeinns	4,166,006	6,028,483
Due from others	—	3,000,000
	10,568,937	283,261,598

Due from related parties, non-current:
Due from Skyseas	505,955,950	529,752,905
Due from Hanting	4,083,334	2,041,667

	510,039,284	531,794,572

Due to related parties, current:
Due to HK Skysea	—	152,105,737
Due to LY.com	10,250,334	5,034,669
Due to Ananda	5,798,769	2,496,359
Due to Hanting	1,000,000	1,000,000

	17,049,103	160,636,765

        The amounts due from and due to related parties as of December 31, 2014 and September 30, 2015 primarily resulted from the transactions disclosed above and revenue received and expenses paid on behalf of each other. They are not collateralized and have normal business payment terms.